Annual Fund Operating Expenses	May 08, 2026
MetLife Core Plus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
MetLife Core Plus Fund | I Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.82%	[1]
Fee Waiver or Reimbursement	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
MetLife Core Plus Fund | R Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	1.07%	[1]
Fee Waiver or Reimbursement	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	0.70%
MetLife Multi-Sector Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
MetLife Multi-Sector Fixed Income Fund | I Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Component1 Other Expenses	0.00%
Component2 Other Expenses	1.80%	[3]
Other Expenses (as a percentage of Assets):	1.80%
Expenses (as a percentage of Assets)	2.35%
Fee Waiver or Reimbursement	(1.65%)	[4]
Net Expenses (as a percentage of Assets)	0.70%
MetLife Multi-Sector Fixed Income Fund | R Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Component1 Other Expenses	0.25%
Component2 Other Expenses	1.80%	[3]
Other Expenses (as a percentage of Assets):	2.05%
Expenses (as a percentage of Assets)	2.60%
Fee Waiver or Reimbursement	(1.65%)	[4]
Net Expenses (as a percentage of Assets)	0.95%

[1]	The Total Annual Fund Operating Expenses of the R Class Shares in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the maximum Shareholder Servicing Fees were not incurred during the prior fiscal year.
[2]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding class-specific expenses (e.g., Shareholder Servicing Fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.
[3]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[4]	MetLife Investment Management, LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding class-specific expenses (e.g., Shareholder Servicing Fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.70% of the average daily net assets of each of the Fund’s share classes until February 28, 2027 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.